Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	false
Entity Registrant Name	DAMORA THERAPEUTICS, INC.
Entity Central Index Key	0001800315